FAIR VALUE MEASUREMENTS - Fair value of warrant liabilities (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning period	$ 77,858,000		$ 56,360,000
Initial measurement on July 1, 2019		38,110,000
Change in valuation inputs or other assumptions	(17,346,000)	18,250,000	21,498,000
Fair value as of Ending period	60,512,000	56,360,000	77,858,000
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning period	32,548,000		23,700,000
Initial measurement on July 1, 2019		15,800,000
Change in valuation inputs or other assumptions	(5,846,000)	7,900,000	8,848,000
Fair value as of Ending period	26,702,000	23,700,000	32,548,000
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning period	45,310,000		32,660,000
Initial measurement on July 1, 2019		22,310,000
Change in valuation inputs or other assumptions	(11,500,000)	10,350,000	12,650,000
Fair value as of Ending period	$ 33,810,000	$ 32,660,000	$ 45,310,000